Employee Benefit Plans (Schedule Of Allocation Of Plan Assets) (Details)	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Asset Category	100.00%	100.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Asset Category	56.00%	53.00%
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Asset Category	22.00%	26.00%
Stable value funds
Defined Benefit Plan Disclosure [Line Items]
Asset Category	16.00%	18.00%
Other, including cash
Defined Benefit Plan Disclosure [Line Items]
Asset Category	6.00%	3.00%